Recently issued accounting standards	6 Months Ended
Jun. 30, 2017
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards.
> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for a description of accounting standards adopted in 2016.
ASC Topic 350 – Intangibles - Goodwill and Other
In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-04, “Simplifying the Test for Goodwill Impairment” (ASU 2017-04), an update to Accounting Standards Codification (ASC) Topic 805 – Business Combinations. ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating step two from the goodwill impairment test. ASU 2017-04 is effective for annual reporting periods beginning after December 15, 2019, and for the interim periods within those annual reporting periods. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. ASU 2017-04 is to be applied on a prospective basis. The Group elected to early adopt ASU 2017-04 on January 1, 2017, which did not have a material impact on the Group’s financial position, results of operations or cash flows.
ASC Topic 718 – Compensation – Stock Compensation
In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting” (ASU 2016-09), an update to ASC Topic 718 – Compensation—Stock Compensation. The amendments in ASU 2016-09 provide simplification updates for several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The adoption of ASU 2016-09 on January 1, 2017 resulted in the recognition of previously unrecorded deferred tax asset net operating loss balances which arose due to prior tax windfalls that did not immediately result in cash tax savings. The adjustment resulted in an increase in retained earnings of CHF 85 million upon adoption.
ASC Topic 740 – Income Taxes
In October 2016, the FASB issued ASU 2016-16, “Intra-Entity Transfers of Assets Other Than Inventory” (ASU 2016-16), an update to ASC Topic 740 – Income Taxes. The amendments in ASU 2016-16 eliminate the exception for an intra-entity transfer of an asset other than inventory. ASU 2016-16 is required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. ASU 2016-16 is effective for annual reporting periods beginning after December 15, 2017, and for the interim periods within those annual reporting periods. Early adoption is permitted. The Group elected to early adopt ASU 2016-16 on January 1, 2017, which resulted in a reclassification from other assets to deferred tax assets. The net impact upon adoption was a reduction in retained earnings of CHF 81 million.
ASC Topic 825 – Financial Instruments – Overall
In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), an update to ASC Topic 825 – Financial Instruments – Overall. The amendments in ASU 2016-01 address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The amendments primarily affect the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for annual reporting periods beginning after December 15, 2017, and for the interim periods within those annual reporting periods. Early adoption of the full standard is not permitted; however, certain sections of ASU 2016-01 relating to fair value option-elected financial liabilities can be early adopted in isolation. These amendments to ASU 2016-01 require the changes in fair value relating to instrument-specific credit risk of fair value option elected financial liabilities to be presented separately in accumulated other comprehensive income (AOCI). The Group has early adopted these sections of the update on January 1, 2016. As a result of adoption, a reclassification of a gain from retained earnings to AOCI of CHF 475 million, net of tax, was recorded. The Group is currently evaluating the impact of the adoption of the remaining sections of ASU 2016-01 on the Group’s financial position, results of operations and cash flows.
Standards to be adopted in future periods
ASC Topic 230 – Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)” (ASU 2016-15), an update to ASC Topic 230 – Statement of Cash Flows. The amendments in ASU 2016-15 provide guidance regarding classification of certain cash receipts and payments where diversity in practice was observed. ASU 2016-15 is required to be applied retrospectively to all periods presented beginning in the year of adoption. ASU 2016-15 is effective for annual reporting periods beginning after December 15, 2017, and for the interim periods within those annual reporting periods. Early adoption is permitted, including adoption in an interim period. The Group is currently evaluating the impact of the adoption of ASU 2016-15 on the Group’s financial position, results of operations and cash flows.
ASC Topic 326 – Financial Instruments – Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13), creating ASC Topic 326 – Financial Instruments – Credit Losses. ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on financial assets measured at amortized cost basis (including, but not limited to loans), net investments in leases recognized as lessor and off-balance sheet credit exposures. ASU 2016-13 eliminates the probable initial recognition threshold under the current incurred loss methodology for recognizing credit losses. Instead, ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Group will incorporate forward-looking information and macroeconomic factors into its credit loss estimates. ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. As the Group is a US Securities and Exchange Commission (SEC) filer, ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2019, and for the interim periods within those annual reporting periods. Early application will be permitted for annual reporting periods and for the interim periods within those annual reporting periods, beginning after December 15, 2018.
The Group has established a cross-functional implementation team and governance structure for the project. The Group has decided on a current expected credit loss (CECL) methodology while it is adjusting for key interpretive issues. Furthermore, the Group will continue to monitor the initial scope assessment, as a basis to determine the requirements and data sourcing of the CECL models, and to design, build and test the models until the effective date.
The Group expects that the new CECL methodology would generally result in increased and more volatile allowance for loan losses. The main impact drivers include:
– the remaining life of the loans measured at amortized cost and the off-balance sheet credit exposures at the adoption date and subsequent reporting dates because of the new requirement to measure lifetime expected credit losses;
– the point of time in the economic cycle at the adoption date and subsequent reporting dates because of the new requirement to incorporate reasonable and supportable forward-looking information and macroeconomic factors; and
– the credit quality of the loans measured at amortized cost and the off-balance sheet credit exposures at the adoption date and subsequent reporting dates.
Upon adoption of the standard, the Group expects an adjustment to be posted to retained earnings for any changes in loan losses. As the implementation progresses, the Group will continue to evaluate the extent of the impact of the adoption of ASU 2016-13 on the Group’s financial position, results of operations and cash flows.
ASC Topic 606 – Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09), an update to ASC Topic 606 – Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU outlines key steps that an entity should follow to achieve the core principle. ASU 2014-09 and its subsequent amendments are effective for the annual reporting period beginning after December 15, 2017, and for the interim periods within those annual reporting periods.
The Group has established a cross-functional implementation team and governance structure for the project. The Group’s implementation efforts include the identification of revenue and costs within the scope of the guidance, as well as the evaluation of revenue contracts under the new guidance and related accounting policies. The guidance does not apply to revenue associated with financial instruments, including loans and securities that are accounted for under other US GAAP guidance. To date, the recognition and timing impacts that the Group has identified relate to the timing of certain fees. The new guidance eliminates industry specific guidance and as a result will have an impact on the gross versus net presentation of certain income and expenses, for example a change from net to gross reporting of underwriting expenses and reimbursed costs from advisory activities. The changes identified thus far are not expected to have a material impact on the Group’s financial position, results of operations or cash flows; however, the evaluation remains ongoing.
ASC Topic 715 – Compensation – Retirement Benefits
In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (ASU 2017-07), an update to ASC Topic 715 – Compensation – Retirement Benefits. The amendments in ASU 2017-07 require that the service cost component of the net periodic benefit cost be presented in the same income statement line item(s) as other employee compensation costs arising from services rendered during the period. Other components of the net periodic benefit cost should be reported separately from the line item(s) that includes the service cost and outside of any subtotal of operating income. ASU 2017-07 is effective for annual reporting periods beginning after December 15, 2017, and for the interim periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2017-07 on the Group’s financial position, results of operations and cash flows.
ASC Topic 842 – Leases
In February 2016, the FASB issued ASU 2016-02, “Leases” (ASU 2016-02), creating ASC Topic 842 – Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 also includes disclosure requirements to provide more information about the amount, timing and uncertainty of cash flows arising from leases. Lessor accounting is substantially unchanged compared to the current accounting guidance. Under the current lessee accounting model, the Group is required to distinguish between finance leases, which are recognized on the balance sheet, and operating leases, which are not. ASU 2016-02 will require lessees to present a right-of-use asset and a corresponding lease liability on the balance sheet for all leases with a lease term of greater than twelve months. ASU 2016-02 is effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods.
The Group has established a cross-functional implementation team and governance structure for the project. The Group is currently reviewing its existing contracts to determine the impact of the adoption of ASU 2016-02. The Group expects an increase in total assets and total liabilities as a result of recognizing right-of-use assets and lease liabilities for all leases under the new guidance and is currently evaluating the extent of the impact of the adoption of ASU 2016-02 on the Group’s results of operations and cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for a description of accounting standards adopted in 2016.
> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 for the most recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.